Geographic Operations and Concentrations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 region segment	Mar. 31, 2012	Dec. 31, 2012 segment region	Dec. 31, 2011	Dec. 31, 2010
Geographic Operations and Concentrations
Number of Operating Segments	1		1
Number of regions that services are provided	2		2
Geographic information regarding operations
Revenue	$ 242,812	$ 215,539	$ 860,311	$ 846,907	$ 800,173
Total assets	657,302		604,028	616,696
Americas
Geographic information regarding operations
Revenue	173,210	158,698	640,047	608,763	588,029
Total assets	521,097		536,149	545,568
United States
Geographic information regarding operations
Revenue	56,559	48,971	204,229	193,385	201,018
Philippines
Geographic information regarding operations
Revenue	56,430	52,180	207,589	188,021	161,789
Canada
Geographic information regarding operations
Revenue	28,399	29,367	109,920	126,827	121,022
Others
Geographic information regarding operations
Revenue	31,822	28,180	118,309	100,530	104,200
EMEA
Geographic information regarding operations
Revenue	69,602	56,841	220,264	238,144	212,144
Total assets	$ 136,205		$ 67,879	$ 71,128